Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,181,000.00
Previously Paid Amount	525.19
Total Fee Amount	577.40
Total Offset Amount	0.00
Net Fee	52.21
Narrative - Max Aggregate Offering Price	$ 4,181,000.00
Final Prospectus	true